October 15, 2008
Division of Corporate Finance Securities and Exchange Commission Washington, D.C. 20549 United States
Attn:	Mr. H Christopher Owings Assistant Director
Dear Mr. Owings,
Re:	Oakridge International Corporation (the "Company" or "Oakridge") Registration Statement on Form S-1 File No. 333-152312 Filed on July 14, 2008

We refer to your letter dated August 8, 2008 in regard to the comments on our Form S-1 filed on July 14, 2008. We hereby submit our replies below together with the relevant pages of our marked up copy of our S-1/A for your easy reference. Also, please note that we have filed the edgarized Form S-1/A (Amendment #1) with the SEC today.

Comment 1:

Please note that Mr. Ku's involvement with Asiarim Corporation ("Asiarim") is merely as a shareholder. Mr. Te Hwai HO, the sole director and officer of Asiarim, is a friend of Mr. Ku. Mr. Ku had invested in Asiarim when Mr. Ho approached him for funding. As Mr. Ku does not involve and participate in the businesses of Asiarim, he is not in any position to reply, discuss, explain or justify on whether Asiarim has or has not implemented its business plans. Mr. Ku can only, within his control and ability to try to implement and achieve the plans set out by the Company as described in the Company's latest Form S-1/A.

Asiarim and Oakridge are two different companies, in different lines of businesses, with different management teams. The only thing in common is that there are some common shareholders in each company as we have noted from Asiarim's filings, as these common shareholders are friends and acquaintances of both Mr. Ho and or Mr. Ku.

Rule 419 of Regulation C does not apply to the Company since it has a stated business plan to engage in the business of PCB Recycle business. The Company is actively seeking funding to commence operation and have held numerous discussions with a technology holder representatives regarding acquiring the technology for the USA and Hong Kong markets. Per your suggestion, we have added the comment to our Form S-1/A, page 27 that "Rule 419 of Regulation C does not apply to the Company as it has a stated plan to engage in the PCB Recycle business."

Comment 2:

Please refer to our Form S-1/A, from page 23 to 29, for a more detailed description and business plan of the Company. Further more, Mr. Ku has no plans or intertions to merge the Company with an operating Company.

Suite 1609, Jie Yang Building, 271 Lockhart Road, Wanchai, Hong Kong Tel: +206 424-7587 Fax: +702 948-5779

Comment 3:
Please refer to our Form S-1/A, page 31, for the executive compensation disclosure that conforms to the requirements of Item 402(m)-(r) of Regulation S-K.
Comment 4:
Please refer to our Form S-1/A, page 33, for the revised biographical information of the sole director.
Comment 5:
Please refer to Exhibits 3.1 & 3.2 of our Form S-1/A.
Comment 6:
Please refer to Exhibits 10.1 & 10.2 of our Form S-1/A.
For and on behalf of Oakridge International Corporation /s/ Sau Shan KU ________________________________ Sau Shan KU President
c.c. Ms. Blair F. Petrillo, Attorney-Advisor

Suite 1609, Jie Yang Building, 271 Lockhart Road, Wanchai, Hong Kong Tel: +206 424-7587 Fax: +702 948-5779